                                    Form 13F

                            UNITED STATES SECURITIES
                             AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F Cover Page

        Report for the Calendar Year or Quarter Ended: September 30, 2003

         Check here if Amendment [ ]: Amendment Number:_________________

                        This Amendment (Check only one.):

                                         [ ] is a restatement.

                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:               Peter Homans

Address:            One International Place
                    29th Floor
                    Boston, Massachusetts  02110

Form 13F File Number:  28-06051

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:  Peter Homans

Title:              Institutional Manager

Phone:              (617) 856-8875

Signature, Place, and Date of Signing:

   /s/  Peter Homans
--------------------------------------------------------------------------------
(Signature)

Boston, Massachusetts
--------------------------------------------------------------------------------
(City, State)

October 2, 2003
--------------------------------------------------------------------------------
(Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

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Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  59

Form 13F Information Table Value Total:  $238,370 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. One

Form 13F File Number 28-06049
                     -----------------------------------------------------------
Name:    Neil Druker

                                       2

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                                    FORM 13F

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      Item 1:               Item 2:  Item 3:    Item 4:    Item 5:              Item 6:               Item 7:          Item 8:

                            Title                Fair     Shares of        (b) Shared As
Name of                      of      CUSIP      Market    Principal   (a)   Defined In   (c) Shared-   Other    (a)       (b)   (c)
Issuer                      Class    number      Value      Amount   Sole    Instr. V        Other    Managers  Sole    Shared  None
------------------------------------------------------------------------------------------------------------------------------------
ANALOG DEVICES INC          COMM   032654105    2,852       75,000                            X         one              75,000
ADVANCE PCS                 COMM   00790K109      228        5,000                            X         one               5,000
AETNA INC                   COMM   00817Y108    6,103      100,000                            X         one             100,000
ADVANCED FIBRE
 COMMUNICATIONS             COMM   00754A105   10,580      505,000                            X         one             505,000
AFFYMETRIX INC              COMM   00826T108      210       10,000                            X         one              10,000
ALKERMES INC                COMM   01642T108      686       50,000                            X         one              50,000
AMKOR TECHNOLOGY INC        COMM   031652100    3,240      228,000                            X         one             228,000
ARIBA INC                   COMM   04033V104    3,952    1,300,000                            X         one           1,300,000
ASCENTIAL SOFTWARE CORP     COMM   04362P207    2,780      150,000                            X         one             150,000
BOSTON SCIENTIFIC CORP      COMM   101137107   14,355      225,000                            X         one             225,000
CABOT MICROELECTRONICS
 CORP                       COMM   12709P103    6,041      108,600                            X         one             108,600
CELGENE CORP                COMM   151020104    2,165       50,000                            X         one              50,000
CHIPPAC INC                 COMM   169657103      928      157,500                            X         one             157,500
CAREMARK RX INC             COMM   141705103    5,198      230,000                            X         one             230,000
CREE RESEARCH INC           COMM   225447101    3,010      162,500                            X         one             162,500
DADE BEHRING HOLDINGS
 INC                        COMM   23342J206    6,320      223,700                            X         one             223,700
QUEST DIAGNOSTICS INC       COMM   74834L100    3,638       60,000                            X         one              60,000
AMDOCS LIMITED              COMM   G02602103      564       30,000                            X         one              30,000
EMULEX CORP NEW             COMM   292475209    2,547      100,000                            X         one             100,000
F5 NETWORKS INC             COMM   315616102    2,357      122,500                            X         one             122,500
***FLEXTRONICS INT LTD      COMM   Y2573F102    2,758      193,954                            X         one             193,954
FOREST LABORATORIES INC     COMM   345838106      515       10,000                            X         one              10,000
***GARMIN LTD               COMM   G37260109    8,795      210,000                            X         one             210,000
IDEXX LABORATORIES CORP     COMM   45168D104   12,765      300,000                            X         one             300,000
INTEL CORP                  COMM   458140100   10,320      375,000                            X         one             375,000
INTERSIL HLDG CORP          COMM   46069S109      595       25,000                            X         one              25,000
I2 TECHNOLOGIES INC         COMM   465754109      144      113,200                            X         one             113,200
INTERVIDEO INC              COMM   46114Y101       21        1,000                            X         one               1,000
LABORATORY CORP AMER
 HLDGS                      COMM   50540R409    8,610      300,000                            X         one             300,000
LINEAR TECHNOLOGY
 CORPORATION                COMM   535678106   12,540      349,000                            X         one             349,000
LINCARE HOLDINGS INC        COMM   532791100   12,814      350,000                            X         one             350,000
MICRON TECHNOLOGY INC       COMM   595112103    7,717      575,000                            X         one             575,000
MAXIM INTEGRATED PRODUCTS
 INC                        COMM   57772K101      295        7,500                            X         one               7,500
NEUROCRINE BIOSCIENCES
 INC                        COMM   64125C109    6,929      140,000                            X         one             140,000
NETEGRITY INC               COMM   64110P107    4,242      425,000                            X         one             425,000
NETWORK APPLIANCE INC       COMM   64120L104    4,106      200,000                            X         one             200,000
NETGEAR INC                 COMM   64111Q104       17        1,000                            X         one               1,000
OXFORD HEALTH PLANS INC     COMM   691471106    6,197      150,000                            X         one             150,000
OPSWARE INC                 COMM   68383A101      730      100,000                            X         one             100,000
OMNIVISION TECHNOLOGIES
 INC                        COMM   682128103    5,909      140,000                            X         one             140,000
PACIFICARE HEALTH SYSTEMS
 INC                        COMM   695112102    9,516      195,000                            X         one             195,000
PUT BOSTON SCIEN
 JAN 55.00                  PUT    1011374MK      795        3,000                            X         one               3,000
QUALCOMM INC                COMM   747525103      208        5,000                            X         one               5,000
CALL ALKERMES INC
 NOV 10.00                  CALL   01642T3KB       42          100                            X         one                 100
CALL ALKERMES INC
 NOV 12.50                  CALL   01642T3KV    1,008        4,200                            X         one               4,200
PUT  ALKERMES INC
 NOV12.50****               PUT    01642T3WV      331        2,500                            X         one               2,500
CALL ST JUDE MEDICAL
 NOV 55.00                  CALL   7908493KK      690        3,000                            X         one               3,000
CALL CV THERAPEUTICS
 OCT 32.50                  CALL   1266673JZ        1          100                            X         one                 100
RF MICRO DEVICES INC        COMM   749941100      185       20,000                            X         one              20,000
SCICLONE PHARMACEUTICALS
 INC                        COMM   80862K104      545       68,100                            X         one              68,100
SHIRE PHARMACEUTICALS
 GROUP ADR                  COMM   82481R106      442       20,000                            X         one              20,000
SANDISK CORP                COMM   80004C101   13,509      212,000                            X         one             212,000
SYNOPSYS INC                COMM   871607107      695       22,500                            X         one              22,500
SEAGATE TECHNOLOGY
 HOLDINGS                   PREF   G7945J104    8,840      325,000                            X         one             325,000
SKYWORKS SOLUTIONS INC      COMM   83088M102        9        1,000                            X         one               1,000
TRIAD HOSPITALS INC         COMM   89579K109      757       25,000                            X         one              25,000
TRIMERIS INC                COMM   896263100    1,391       55,500                            X         one              55,500
VARIAN MEDICAL SYSTEM
 INC                        COMM   92220P105   11,783      205,000                            X         one             205,000
WELLPOINT HEALTH NETWORKS
 INC                        COMM   94973H108    3,854       50,000                            X         one              50,000
                                              238,370
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